Columbia Large Cap Growth Opportunity Fund
First Quarter Report
May 31, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Growth Opportunity Fund, May 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 11.6%
Entertainment 0.7%
TKO Group Holdings, Inc.	48,333	9,916,965
Interactive Media & Services 10.9%
Alphabet, Inc., Class A	235,572	89,597,454
Meta Platforms, Inc., Class A	93,051	58,855,688
Total		148,453,142
Total Communication Services		158,370,107
Consumer Discretionary 11.8%
Automobiles 1.3%
Tesla, Inc.(a)	41,956	18,284,005
Broadline Retail 5.2%
Amazon.com, Inc.(a)	261,692	70,824,323
Hotels, Restaurants & Leisure 3.4%
Expedia Group, Inc.	75,641	17,078,981
Hilton Worldwide Holdings, Inc.	50,669	16,602,205
Royal Caribbean Cruises Ltd.	44,737	12,733,492
Total		46,414,678
Specialty Retail 1.9%
Gap, Inc. (The)	361,497	7,645,662
TJX Companies, Inc. (The)	117,517	18,185,756
Total		25,831,418
Total Consumer Discretionary		161,354,424
Consumer Staples 3.1%
Consumer Staples Distribution & Retail 2.3%
Costco Wholesale Corp.	32,782	31,350,082
Household Products 0.8%
Colgate-Palmolive Co.	123,153	11,099,780
Total Consumer Staples		42,449,862
Financials 5.0%
Banks 1.3%
Bank of America Corp.	346,890	17,899,524
Capital Markets 1.0%
Goldman Sachs Group, Inc. (The)	13,025	13,357,919
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 2.7%
Visa, Inc., Class A	114,901	37,499,090
Total Financials		68,756,533
Health Care 9.7%
Biotechnology 3.4%
Argenx SE, ADR(a)	11,292	9,439,999
Insmed, Inc.(a)	119,445	12,769,865
Revolution Medicines, Inc.(a)	66,826	10,523,758
Vertex Pharmaceuticals, Inc.(a)	29,842	13,355,489
Total		46,089,111
Health Care Equipment & Supplies 0.8%
Intuitive Surgical, Inc.(a)	26,341	11,185,443
Health Care Providers & Services 0.7%
Guardant Health, Inc.(a)	73,100	9,480,339
Life Sciences Tools & Services 1.0%
Adaptive Biotechnologies Corp.(a)	348,421	5,278,578
Illumina, Inc.(a)	52,027	8,478,320
Total		13,756,898
Pharmaceuticals 3.8%
Eli Lilly & Co.	47,763	52,778,115
Total Health Care		133,289,906
Industrials 6.4%
Aerospace & Defense 1.3%
Arxis, Inc.(a)	99,633	4,476,511
Karman Holdings, Inc.(a)	234,950	13,509,625
Total		17,986,136
Commercial Services & Supplies 1.1%
Cintas Corp.	89,387	15,308,417
Electrical Equipment 2.7%
Eaton Corp. PLC	40,244	16,121,746
Vertiv Holdings Co.	65,471	20,669,850
Total		36,791,596
Ground Transportation 1.3%
Uber Technologies, Inc.(a)	244,352	17,202,381
Total Industrials		87,288,530

Columbia Large Cap Growth Opportunity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Large Cap Growth Opportunity Fund, May 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 50.8%
Communications Equipment 1.7%
Arista Networks, Inc.(a)	142,941	22,794,801
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity PLC	76,238	16,269,952
Semiconductors & Semiconductor Equipment 25.5%
Advanced Micro Devices, Inc.(a)	71,423	36,861,410
Broadcom, Inc.	184,764	82,547,012
Micron Technology, Inc.	41,924	40,708,204
NVIDIA Corp.	899,519	189,924,442
Total		350,041,068
Software 15.3%
CrowdStrike Holdings, Inc., Class A(a)	48,006	35,092,386
Microsoft Corp.	260,868	117,453,208
Palantir Technologies, Inc., Class A(a)	38,630	6,047,140
Palo Alto Networks, Inc.(a)	118,602	33,408,998
ServiceNow, Inc.(a)	146,952	18,276,420
Total		210,278,152
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	312,483	97,513,445
Total Information Technology		696,897,418
Real Estate 1.2%
Specialized REITs 1.2%
Equinix, Inc.	15,759	16,831,242
Total Real Estate		16,831,242
Total Common Stocks (Cost $732,248,719)		1,365,238,022

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.741%(b),(c)	3,767,723	3,766,216
Total Money Market Funds (Cost $3,766,127)		3,766,216
Total Investments in Securities (Cost: $736,014,846)		1,369,004,238
Other Assets & Liabilities, Net		1,660,197
Net Assets		1,370,664,435
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.741%
	6,731,753	39,097,018	(42,061,793)	(762)	3,766,216	(1,052)	60,991	3,767,723
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Fund reorganization
At a meeting held on June 18, 2026, the Board of Trustees of Columbia Funds Series Trust approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Cornerstone Growth Fund (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). Pursuant to applicable law (including the Investment Company act of 1940), the Reorganization does not require shareholder approval. The Reorganization is expected to close on or about November 20, 2026 and is expected to qualify as a tax-free reorganization for U.S. federal income tax purposes.
Columbia Large Cap Growth Opportunity Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT186_(07/26)